UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.7% (1.8% of Total Investments)
$ 950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$ 920,085
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	2,818,020
	Series 2007A, 5.000%, 12/01/23
4,300	Total Consumer Discretionary			3,738,105
	Consumer Staples – 3.0% (2.1% of Total Investments)
235	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/12 at 100.00	A3	215,953
	5.250%, 6/01/25
745	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	702,528
	Series 2002, 5.375%, 5/15/33
170	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	A3	158,245
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
750	4.750%, 6/01/22	6/16 at 100.00	BBB	729,248
2,625	5.000%, 6/01/26	6/16 at 100.00	BBB	2,456,895
4,525	Total Consumer Staples			4,262,869
	Education and Civic Organizations – 18.8% (13.0% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	384,279
	2007A, 5.000%, 7/01/31
550	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	460,152
	Schools, Series 2007A, 5.000%, 4/01/37
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,810,974
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt	12/20 at 100.00	N/R	1,045,771
	Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	120,828
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,550,569
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,067,350
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	737,804
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	753,914
	2010, 5.250%, 7/01/30
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	716,441
	2010, 5.250%, 7/01/35
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,542,925
	College Project, Series 2007-A2, 4.500%, 8/01/36
1,300	Dutchess County Industrial Development Agency, New York, Civiv Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,306,539
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	379,572
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A	266,803
	Project, Series 2009B, 5.250%, 2/01/39
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,146,856
	Series 2009, 5.750%, 7/01/39
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/12 at 100.00	N/R	3,079,916
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	336,818
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/12 at 100.00	A–	1,802,988
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	142,483
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	881,020
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,370,797
2,240	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	2,072,224
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,067,570
	American Art, Series 2011, 5.000%, 7/01/31
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/12 at 100.00	BBB+	1,515,420
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	249,268
	College, Series 2007, 5.000%, 10/01/27
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	546,224
	Series 2010A, 5.125%, 9/01/40
26,605	Total Education and Civic Organizations			26,355,505
	Financials – 2.1% (1.5% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,132,461
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,850,681
	2007, 5.500%, 10/01/37
2,840	Total Financials			2,983,142
	Health Care – 19.7% (13.6% of Total Investments)
1,555	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/12 at 100.00	BBB	1,558,405
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	NPFG Insured
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	671,731
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	3,748,140
	Hospital, Series 2005, 4.900%, 8/15/31
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	208,438
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
1,760	5.500%, 7/01/17 – RAAI Insured	7/12 at 100.00	A3	1,762,957
2,000	5.500%, 7/01/27 – RAAI Insured	7/12 at 100.00	A3	2,000,680
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	Aa2	3,293,668
	Center, Series 2006, 5.000%, 7/01/35 (UB)
1,350	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,465,128
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,022,540
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	2,057,060
	2007B, 5.625%, 7/01/37
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	BBB+	795,300
	2011A, 6.000%, 7/01/40
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	510,285
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	604,764
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/12 at 100.00	BB	392,876
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	No Opt. Call	BBB–	392,473
360	5.500%, 2/01/32	No Opt. Call	BBB–	344,999
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	827,906
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	1,820,595
	2003A, 5.250%, 2/15/22 – AMBAC Insured
470	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	489,670
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
2,675	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/12 at 100.00	N/R	2,777,907
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/12 at 100.00	B	950,684
	Series 2001A, 7.125%, 7/01/31
26,850	Total Health Care			27,696,206
	Housing/Multifamily – 6.6% (4.6% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA–	403,364
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	2,741,987
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured (UB)
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	764,798
	Series 2004A, 5.250%, 11/01/30
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	4,089,080
	Series 2009J, 4.800%, 5/01/36
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	300,173
	Series 2010-D1A, 5.000%, 11/01/42
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%,	5/19 at 100.00	Aa2	607,830
	11/01/29
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	410,512
	11/01/38 (Alternative Minimum Tax)
9,030	Total Housing/Multifamily			9,317,744
	Housing/Single Family – 3.7% (2.5% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	729,921
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130,	4/15 at 100.00	Aa1	1,350,108
	4.650%, 4/01/27 (Alternative Minimum Tax)
485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145,	4/17 at 100.00	Aa1	491,645
	5.125%, 10/01/37 (Alternative Minimum Tax)
510	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148,	10/17 at 100.00	Aa1	521,266
	5.200%, 10/01/32 (Alternative Minimum Tax)
1,185	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82,	4/12 at 100.00	Aa1	1,185,794
	5.650%, 4/01/30 (Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A,	4/13 at 101.00	Aaa	853,709
	4.750%, 4/01/23 (Alternative Minimum Tax)
5,015	Total Housing/Single Family			5,132,443
	Long-Term Care – 5.2% (3.6% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	2,044,560
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	No Opt. Call	AA+	624,265
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	296,884
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	179,928
	5.000%, 7/01/35 – ACA Insured
960	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	818,774
	Project, Series 2006, 5.500%, 8/01/33
225	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/12 at 100.00	N/R	227,216
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
660	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/12 at 100.50	N/R	666,593
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,068,773
635	5.800%, 7/01/23	7/16 at 101.00	N/R	580,676
845	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	2/12 at 100.00	BBB	846,225
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured
7,675	Total Long-Term Care			7,353,894
	Materials – 0.2% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	331,538
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 12.1% (8.4% of Total Investments)
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,322,520
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	4,197,761
1,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,109,520
6,590	New York City, New York, General Obligation Bonds, Fiscal 2008 Series 2007D-1,	12/17 at 100.00	AA	7,559,653
	5.125%, 12/01/25 (UB)
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	Aa3	883,267
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	Aa3	892,217
14,730	Total Tax Obligation/General			16,964,938
	Tax Obligation/Limited – 36.6% (25.3% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	1,081,090
	5.250%, 11/01/21
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	639,448
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/12 at 100.00	AA–	1,853,830
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	No Opt. Call	AAA	204,793
	2005F, 5.000%, 3/15/21 – AGM Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA–	585,288
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	2,064,000
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,058,460
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,017,560
	Series 2002A, 5.125%, 1/01/29
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,077,647
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,207,547
810	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	887,792
2,375	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,561,129
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,267,076
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
485	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	505,656
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,362,032
	Series 2007C-1, 5.000%, 11/01/27
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,884,275
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	4,525,080
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,075,880
	2003A, 5.000%, 3/15/21
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,324,887
	Series 2008A, 5.000%, 12/15/26 (UB)
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,252,142
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,119,530
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,787,809
	5.000%, 4/01/27
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	4,348,668
	5.500%, 4/01/20 – AMBAC Insured (UB)
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
510	5.000%, 3/15/29	9/20 at 100.00	AAA	575,668
1,000	5.000%, 3/15/30	9/20 at 100.00	AAA	1,121,520
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,238,080
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,119,040
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,063,040
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,566,740
	Option Bond Trust 09-6W, 13.676%, 3/15/37 (IF) (4)
46,765	Total Tax Obligation/Limited			51,375,707
	Transportation – 18.4% (12.7% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	2,126,420
	5.000%, 11/15/25 – AGM Insured
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	3,124,470
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,054,540
	5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,030,740
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	1,548,330
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37	10/17 at 100.00	N/R	101,246
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,011,980
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/12 at 100.00	BB–	83,375
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	N/R	884,260
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	942,867
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
450	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	407,439
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	841,400
845	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	861,790
	Series 2011, 5.000%, 11/15/44
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	171,430
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	758,835
	AGM Insured (UB)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/12 at 100.00	BBB	491,935
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,385,761
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	649,422
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	563,006
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	No Opt. Call	Aa2	2,168,620
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	308,047
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,549,689
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,593,375
	Series 2002B, 5.000%, 11/15/21
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa2	1,194,000
	Refunding Bonds, Tender Option Bond Trust 1184, 9.233%, 5/15/16 (IF)
26,225	Total Transportation			25,852,977
	U.S. Guaranteed – 1.8% (1.2% of Total Investments) (5)
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/12 at 100.00	N/R (5)	558,711
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
535	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3 (5)	550,392
	Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)
95	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3 (5)	98,715
	Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)
1,185	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	1,246,253
	Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured
2,350	Total U.S. Guaranteed			2,454,071
	Utilities – 6.7% (4.6% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	1,320,813
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	2,745,200
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	543,140
2,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	2,511,543
	5.000%, 5/01/38
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,425,704
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	5/12 at 101.00	Baa2	252,803
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
	11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	5/12 at 101.00	Baa2	606,413
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
8,930	Total Utilities			9,405,616
	Water and Sewer – 7.0% (4.9% of Total Investments)
1,185	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	1,139,507
	5.625%, 7/01/40
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	2,249,159
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	1,155,322
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AA+	5,321,890
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
9,190	Total Water and Sewer			9,865,878
$ 195,360	Total Investments (cost $195,399,770) – 144.6%			203,090,633
	Floating Rate Obligations – (12.6)%			(17,735,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (39.4)% (6)			(55,360,000)
	Other Assets Less Liabilities – 7.4%			10,499,510
	Net Assets Applicable to Common Shares – 100%			$ 140,495,143

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$203,090,633	$—	$203,090,633

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $177,698,124.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$10,459,989
Depreciation	(2,802,969)
Net unrealized appreciation (depreciation) of investments	$ 7,657,020

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012